Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Amount Due from Related Parties

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2023	2024
Xu Qing	Shareholder of the Company	$191	$204
Amount due to related parties:
		As of December 31,
Name of related parties	Relationship	2023	2024
Man Guo	Shareholder	918	—
Dan Shao	Shareholder	10,190	3,631
		$11,108	$3,631